Stock Based Compensation (Details 3) - Aircom 2017 Plan [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Number of shares
Outstanding, Beginning	1,265,000
Granted		2,060,000
Exercised
Forfeited/Cancelled	(240,000)	(795,000)
Outstanding, Ending	1,025,000	1,265,000
Exercisable, Ending	204,375	423,750
Weighted Average Exercise Price Per Share
Outstanding, Beginning	$ 6.1765
Granted		5.9154
Exercised
Forfeited/Cancelled	5.5000	5.5000
Outstanding, Ending	6.3349	6.1765
Exercisable, Ending	5.6468	5.5708
Weighted Average Fair Value Per Share
Outstanding Options, beginning	3.5035
Granted		3.5401
Exercised
Forfeited/Cancelled	3.2922	3.2922
Outstanding Options, Ending	3.7904	3.5035
Exercisable, Ending	$ 3.5168	$ 3.4005